Leases - Maturity Analysis of Finance Lease (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	$ 31,139
Less than 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	1,820
Between 1 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	5,330
Over 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	$ 23,989